Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Trade receivables	45,624,833	48,106,207
Bad debt provision	(39,375,485)	(27,112,258)
Trade receivables – net	6,249,348	20,993,949
Notes receivable	625,763	616,710
Other receivables	58,099,931	55,684,639
Prepayment and deposits	13,287,668	4,032,693

	78,262,710	81,327,991

Schedule Of Age Analysis Of Trade And Other Receivables [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Within 3 months	7,217,042	8,235,786
From 3 to 6 months	3,545,237	2,852,716
Past due over 6 months	67,500,431	70,239,489

	78,262,710	81,327,991